Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.4%
15,438	iShares Core S&P Small-Cap ETF	$ 1,084,211	5.0
5,229	Vanguard S&P 500 ETF	1,608,702	7.4
8,220	Vanguard Value ETF	859,072	4.0

	Total Exchange-Traded Funds
	(Cost $3,228,920)	3,551,985	16.4

MUTUAL FUNDS: 83.5%
	Affiliated Investment Companies: 83.5%
27,699	Voya High Yield Bond Fund - Class R6	214,114	1.0
9,658	Voya Large-Cap Growth Fund - Class R6	540,462	2.5
75,253	Voya Multi-Manager Emerging Markets Equity Fund - Class I	970,768	4.5
159,128	Voya Multi-Manager International Equity Fund - Class I	1,833,157	8.5
103,471	Voya Multi-Manager International Factors Fund - Class I	963,319	4.5
131,158	Voya Multi-Manager Mid Cap Value Fund - Class I	1,080,745	5.0
295,899	Voya U.S. Stock Index Portfolio - Class I	5,077,620	23.5
88,245	VY® Columbia Contrarian Core Portfolio - Class I	1,616,652	7.5
79,515	VY® Invesco Comstock Portfolio - Class I	1,076,634	5.0
73,930	VY® JPMorgan Small Cap Core Equity Portfolio - Class I	1,085,299	5.0
37,372	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,072,582	5.0
85,392	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	1,081,916	5.0
14,743	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,409,881	6.5

	Total Mutual Funds
	(Cost $17,245,850)	18,023,149	83.5

	Total Investments in Securities (Cost $20,474,770)	$ 21,575,134	99.9
	Assets in Excess of Other Liabilities	17,528	0.1
	Net Assets	$ 21,592,662	100.0

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,551,985	$–	$–	$3,551,985
Mutual Funds	18,023,149	–	–	18,023,149
Total Investments, at fair value	$21,575,134	$–	$–	$21,575,134

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$-	$216,454	$(19,437)	$17,097	$214,114	$5,396	$2,959	$-
Voya Index Plus LargeCap Portfolio - Class I	857,942	97,658	(898,371)	(57,229)	-	7,956	(102,095)	44,745
Voya Intermediate Bond Portfolio- Class R6	-	178,657	(178,657)	-	-	478	3,576	-
Voya Large-Cap Growth Fund - Class R6	536,577	282,663	(317,851)	39,073	540,462	-	31,975	-
Voya MidCap Opportunities Portfolio - Class I	529,068	57,566	(571,629)	(15,005)	-	617	(22,342)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,315,782	274,607	(588,855)	(30,766)	970,768	-	(21,914)	-
Voya Multi-Manager International Equity Fund - Class I	2,166,187	511,981	(898,515)	53,504	1,833,157	-	(140,385)	-
Voya Multi-Manager International Factors Fund - Class I	1,071,508	310,249	(479,530)	61,092	963,319	-	(93,165)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,382,944	419,942	(711,204)	(10,937)	1,080,745	-	(211,809)	-
Voya Short Term Bond Fund - Class R6	104,438	40,843	(145,190)	(91)	-	496	(3,776)	-
Voya Small Company Portfolio - Class I	641,880	144,534	(781,955)	(4,459)	-	-	(139,042)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	853,459	160,083	(960,114)	(53,428)	-	6,043	(80,070)	-
Voya U.S. Stock Index Portfolio - Class I	1,723,027	4,441,589	(1,405,523)	318,527	5,077,620	12,841	(95,716)	188,452
VY® Columbia Contrarian Core Portfolio - Class I	-	1,569,503	(128,518)	175,667	1,616,652	1,052	13,026	47,128
VY® Invesco Comstock Portfolio - Class I	1,615,870	707,351	(1,275,433)	28,846	1,076,634	2,910	(374,649)	32,833
VY® JPMorgan Small Cap Core Equity Portfolio Class I	1,067,363	355,029	(362,170)	25,077	1,085,299	-	(96,952)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,064,801	350,246	(317,458)	(25,007)	1,072,582	2,709	(4,117)	78,633
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	850,660	436,737	(243,316)	37,835	1,081,916	1,027	(7,401)	83,322
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,604,662	344,945	(855,088)	315,362	1,409,881	-	(129,536)
	$17,386,168	$10,900,637	$(11,138,814)	$875,158	$18,023,149	$41,525	$(1,471,433)	$475,113

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $20,984,026.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,467,930
Gross Unrealized Depreciation	(876,822)
Net Unrealized Appreciation	$591,108